Segmental analysis - Results by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Segment revenues
Sales and other operating revenues	$ 157,739	$ 105,944		$ 159,307
Less: sales and other operating revenues between segments	0	0		0
Third party sales and other operating revenues	157,739	105,944	[1]	159,307	[1]
Earnings from joint ventures and associates – after interest and tax	3,999	(403)		3,257
Segment results
Replacement cost profit (loss) before interest and taxation	14,427	(18,872)		11,039
Inventory holding gains (losses)	3,655	(2,868)		667
Profit (loss) before interest and taxation	18,082	(21,740)		11,706
Finance costs	(2,857)	(3,115)		(3,489)
Net finance expense relating to pensions and other post-retirement benefits	2	(33)		(63)
Profit (loss) before taxation	15,227	(24,888)		8,154
Other income statement items
Depreciation, depletion and amortization	14,805	14,889		17,780
Charges for provisions, net of write-back of unused provisions, including change in discount rate	3,720	2,502		1,185
Segment assets
Investments in joint ventures and associates	30,983	27,337		30,325
Additions to non-current assets	16,000	14,757		22,613
US
Segment revenues
Third party sales and other operating revenues	53,748	27,413		47,951
Other income statement items
Depreciation, depletion and amortization	4,697	5,194		6,062
Non-US
Segment revenues
Third party sales and other operating revenues	103,991	78,531		111,356
Other income statement items
Depreciation, depletion and amortization	10,108	9,695		11,718
Operating segments | gas & low carbon energy
Segment revenues
Sales and other operating revenues	30,840	16,275		27,045
Less: sales and other operating revenues between segments	(4,563)	(2,708)		(3,097)
Third party sales and other operating revenues	26,277	13,567		23,948
Earnings from joint ventures and associates – after interest and tax	426	(45)		81
Segment results
Replacement cost profit (loss) before interest and taxation	2,133	(7,068)		2,945
Inventory holding gains (losses)	33	19		(6)
Profit (loss) before interest and taxation	2,166	(7,049)		2,939
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	173	(2)		(9)
Segment assets
Investments in joint ventures and associates	5,224	3,663		4,695
Additions to non-current assets	4,963	3,507		7,609
Operating segments | gas & low carbon energy | US
Other income statement items
Depreciation, depletion and amortization	80	96		79
Operating segments | gas & low carbon energy | Non-US
Other income statement items
Depreciation, depletion and amortization	4,384	3,361		5,067
Operating segments | oil production & operations
Segment revenues
Sales and other operating revenues	24,519	17,234		28,702
Less: sales and other operating revenues between segments	(22,408)	(15,879)		(25,870)
Third party sales and other operating revenues	2,111	1,355		2,832
Earnings from joint ventures and associates – after interest and tax	576	(327)		518
Segment results
Replacement cost profit (loss) before interest and taxation	10,501	(14,583)		1,049
Inventory holding gains (losses)	8	(2)		(2)
Profit (loss) before interest and taxation	10,509	(14,585)		1,047
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	7	58		127
Segment assets
Investments in joint ventures and associates	8,044	8,154		9,038
Additions to non-current assets	6,090	5,321		9,705
Operating segments | oil production & operations | US
Other income statement items
Depreciation, depletion and amortization	3,174	3,700		4,614
Operating segments | oil production & operations | Non-US
Other income statement items
Depreciation, depletion and amortization	3,354	4,087		4,552
Operating segments | customers & products
Segment revenues
Sales and other operating revenues	130,095	90,744		132,864
Less: sales and other operating revenues between segments	(1,226)	(158)		(973)
Third party sales and other operating revenues	128,869	90,586		131,891
Earnings from joint ventures and associates – after interest and tax	385	214		374
Segment results
Replacement cost profit (loss) before interest and taxation	2,208	3,418		6,502
Inventory holding gains (losses)	3,355	(2,796)		685
Profit (loss) before interest and taxation	5,563	622		7,187
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	3,063	1,903		507
Segment assets
Investments in joint ventures and associates	3,291	3,671		3,609
Additions to non-current assets	3,940	5,359		4,011
Operating segments | customers & products | US
Other income statement items
Depreciation, depletion and amortization	1,349	1,359		1,335
Operating segments | customers & products | Non-US
Other income statement items
Depreciation, depletion and amortization	1,651	1,631		1,586
Operating segments | Rosneft
Segment revenues
Sales and other operating revenues	0	0		0
Less: sales and other operating revenues between segments	0	0		0
Third party sales and other operating revenues	0	0		0
Earnings from joint ventures and associates – after interest and tax	2,694	(229)		2,295
Segment results
Replacement cost profit (loss) before interest and taxation	2,429	(149)		2,316
Inventory holding gains (losses)	259	(89)		(10)
Profit (loss) before interest and taxation	2,688	(238)		2,306
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	0	0		0
Segment assets
Investments in joint ventures and associates	14,354	11,808		12,927
Additions to non-current assets	0	0		0
Operating segments | Rosneft | US
Other income statement items
Depreciation, depletion and amortization	0	0		0
Operating segments | Rosneft | Non-US
Other income statement items
Depreciation, depletion and amortization	0	0		0
Consolidation adjustment and eliminations
Segment revenues
Sales and other operating revenues	(29,439)	(19,975)		(30,722)
Less: sales and other operating revenues between segments	29,439	19,975		30,722
Third party sales and other operating revenues	0	0		0
Earnings from joint ventures and associates – after interest and tax	0	0		0
Segment results
Replacement cost profit (loss) before interest and taxation	(67)	89		75
Inventory holding gains (losses)	0	0		0
Profit (loss) before interest and taxation	(67)	89		75
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	0	0		0
Segment assets
Investments in joint ventures and associates	0	0		0
Additions to non-current assets	0	0		0
Consolidation adjustment and eliminations | US
Other income statement items
Depreciation, depletion and amortization	0	0		0
Consolidation adjustment and eliminations | Non-US
Other income statement items
Depreciation, depletion and amortization	0	0		0
other businesses & corporate
Segment revenues
Sales and other operating revenues	1,724	1,666		1,418
Less: sales and other operating revenues between segments	(1,242)	(1,230)		(782)
Third party sales and other operating revenues	482	436		636
Earnings from joint ventures and associates – after interest and tax	(82)	(16)		(11)
Segment results
Replacement cost profit (loss) before interest and taxation	(2,777)	(579)		(1,848)
Inventory holding gains (losses)	0	0		0
Profit (loss) before interest and taxation	(2,777)	(579)		(1,848)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	477	543		560
Segment assets
Investments in joint ventures and associates	70	41		56
Additions to non-current assets	1,007	570		1,288
other businesses & corporate | US
Other income statement items
Depreciation, depletion and amortization	94	39		34
other businesses & corporate | Non-US
Other income statement items
Depreciation, depletion and amortization	$ 719	$ 616		$ 513

[1]	2020 and 2019 numbers have been restated as a result of changes to the presentation of revenues and purchases relating to physically settled derivative contracts effective 1 January 2021. For more information see Note 1 Basis of preparation - Voluntary change in accounting policy.